Received SEC

MAY 2 4 2013

Washington, DC 20549

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

[redacted]

13002125

CERTNAS
001-32362

By Electronic Mail

May 24, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 24, 2013 The Nasdaq Stock Market (the "Exchange") received from **Otelco Inc.** (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Class A common stock, $0.01 par value per share

We further certify that the security described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery